CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Cash Flows From Operating Activities
Net loss	$ (1,417,070)	$ (378,666)	$ (3,180,269)	$ (3,151,381)
Adjustments to reconcile net loss to net cash used in operating activities:
Bad debt expense	8,693	1,977	22,279	8,601
Depreciation and amortization expense	39,945	25,670	114,467	74,986
Deferred rent	(518)	(142)	(1,318)	5,966
Stock based compensation	181,354	0	359,303	0
Issuance of common stock to consultants, vendors, and customers	53,200	0
Amortization of deferred financing costs	158,656	0	65,797	0
Paid-in-kind interest	36,359	0	4,071	0
Loss on disposal of property and equipment			3,327	0
Changes in assets and liabilities:
Accounts receivable	(38,360)	(46,266)	(220,238)	(65,136)
Inventory	231,080	(275,213)	(151,451)	(395,200)
Restricted cash	127,580	0	(127,580)	0
Prepaid expenses and other current assets	(86,785)	(62,346)	(18,163)	68,135
Other assets	(36,162)	0	(55,732)	444
Accounts payable	(199,752)	214,066	(240,088)	825,044
Accrued expenses	172,868	110,641	433,305	54,767
Other liabilities	0	(92,466)	(92,466)	92,466
Total adjustments	648,158	(124,079)	95,513	670,073
Net cash used in operating activities	(768,912)	(502,745)	(3,084,756)	(2,481,308)
Cash Flows From Investing Activities
Purchases of property and equipment	0	(5,850)	(100,843)	(196,095)
Purchases of intangible assets			0	(15,000)
Net cash used in investing activities	0	(5,850)	(100,843)	(211,095)
Cash Flows From Financing Activities
Repayment of automobile loans	(4,680)	(4,363)	(17,916)	(10,784)
Repayment of equipment loans	(9,153)	0	(4,813)	0
Proceeds from line of credit	250,000	0	1,000,000
Proceeds from the reverse merger with Culen Agricultural Holding Corporation	0	250,000	120,841	0
Payment of deferred offering costs	(53,383)	0
Proceeds from the sale of common stock and warrants, net of costs	741,790	0	588,492	0
Contributions from members, net of costs			0	896,510
Proceeds from loan payable member			0	30,000
Repayments of loan payable member			0	(30,000)
Payments of deferred financing costs			(60,445)
Proceeds from the sale of common stock, net of costs			568,468	0
Net cash provided by financing activities	924,574	245,637	2,994,627	2,485,726
Net increase (decrease) in cash	155,662	(262,958)	(190,972)	(206,677)
Cash, beginning of period	207,192	398,164	398,164	604,841
Cash, end of period	362,854	135,206	207,192	398,164
Cash paid for interest	3,643	1,078	5,496	3,349
Non-cash investing and financing activities:
Conversion of loans payable and accrued interest to stockholders' equity			555,910	0
Conversion of loans payable and accrued interest to members' equity			0	1,527,058
Purchase of automobiles with loans payable			0	84,795
Purchase of equipment with loan payable			117,917	0
Costs due to related to issuance of common stock and warrants included in accrued expenses			47,546
Purchase of a truck in exchange for accounts receivable			9,500	0
Net assets acquired in reverse merger			1,751,655	0
Warrants issued to Brentwood LIIT Inc.			1,725,934	0
Deferred financing costs incurred with other liabilities and debt			117,500	0
Payment of accounts payable through the issuance of common stock			134,270	0
Issuance of warrants to placement agent	38,056	0
Stock subscription receivable	120,000	0
Director [Member]
Non-cash investing and financing activities:
Issuance of common stock	240,000	0
Consultant [Member]
Non-cash investing and financing activities:
Issuance of common stock	$ 83,332	$ 0
Bass Properties LLC loan [Member]
Cash Flows From Financing Activities
Proceeds from Loans			150,000	0
Cullen Agricultural Holding Corporation loan [Member]
Cash Flows From Financing Activities
Proceeds from Loans			250,000	300,000
Ivory Castle Limited loan [Member]
Cash Flows From Financing Activities
Proceeds from Loans			$ 400,000	$ 1,300,000